SCHEDULE OF INVENTORIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Composition Of Certain Financial Statement Items
Quartzite unprocessed blocks		$ 116,143
Quartzite processed slabs	36,493	55,583
Total	$ 36,493	$ 171,726